Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Nuclear Asset-Recovery Property Servicing Agreement, dated as of June 22, 2016 (Servicing Agreement), by and between DUKE ENERGY FLORIDA, LLC, as servicer (Servicer), and Duke Energy Florida Project Finance, LLC, the Servicer does hereby certify, for the September 1, 2020, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: March 1, 2020 to August 31, 2020
Payment Date: September 1, 2020
1.Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	March 2020	Collection Period	$6,467,781.39
ii.	Remittances for the	April 2020	Collection Period	5,845,753.49
iii.	Remittances for the	May 2020	Collection Period	6,202,171.05
iv..	Remittances for the	June 2020	Collection Period	6,571,840.00
v.	Remittances for the	July 2020	Collection Period	8,646,915.02
vi.	Remittances for the	August 2020	Collection Period	7,980,924.43
vii.
viii.
ix.	Investment Earnings on Capital Subaccount			14,275.13
x.	Investment Earnings on Excess Funds Subaccount			1,219.12
xi.	Investment Earnings on General Subaccount			56,492.38
xii.	General Subaccount Balance (sum of i through xi above)			$41,787,372.01
xiii.	Excess Funds Subaccount Balance as of prior Payment Date			—
xiv.	Capital Subaccount Balance as of prior Payment Date			6,374,424.50
xv.	Collection Account Balance (sum of xii through xiv above)			$48,161,796.51

2.  Outstanding Amounts as of prior Payment Date:

i.	Series A	2018	Outstanding Amount	$—
ii.	Series A	2021	Outstanding Amount	133,721,958.00
iii.	Series A	2026	Outstanding Amount	436,000,000.00
iv.	Series A	2032	Outstanding Amount	250,000,000.00
v.	Series A	2035	Outstanding Amount	275,290,000.00
vi.	Aggregate Outstanding Amount of all Series A Bonds			$1,095,011,958.00
3.  Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Series A	2018	$—
ii.	Series A	2021	25,838,046.00
iii.	Series A	2026	—
iv.	Series A	2032	—
v.	Series A	2035	—
vi.	All Series A Bonds		$25,838,046.00

Exhibit 99.1

	Interest
	WAL		Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v.	Series A	2018	1.196%	184	$—	$—
vi.	Series A	2021	1.731%	184	133,721,958.00	1,157,364.00
vii.	Series A	2026	2.538%	184	436,000,000.00	5,532,840.00
viii.	Series A	2032	2.858%	184	250,000,000.00	3,572,500.00
ix.	Series A	2035	3.112%	184	275,290,000.00	4,283,512.40

x.	All Series A Bonds					$14,546,216.40
					Required Level	Funding Required
xi.	Capital Account				$6,471,450.00	$—
4.  Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts				$5,400.00
ii.	Servicing Fee				323,572.50
iii.	Administration Fee				25,000.02
iv.	Operating Expenses				158,520.24

Series A Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$14,546,216.40
1.	Series A	2018	$—	$—
2.	Series A	2021	1,157,364.00	7.72
3.	Series A	2026	5,532,840.00	12.69
4.	Series A	2032	3,572,500.00	14.29
5.	Series A	2035	4,283,512.40	15.56

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Series A	2018	$—	$—
2.	Series A	2021	—	—
3.	Series A	2026	—	—
4.	Series A	2032	—	—
5.	Series A	2035	—	—

vii.	Semi-Annual Principal				$25,838,046.00
1.	Series A	2018	$—	$—
2.	Series A	2021	25,838,046.00	172.25
3.	Series A	2026	—
4.	Series A	2032	—
5.	Series A	2035	—

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				97,025.50
x.	Capital Subaccount Return to Duke Energy Florida				100,696.00
xi.	Deposits to Excess Funds Subaccount				692,895.35
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$41,787,372.01

Exhibit 99.1
5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Series A	2018	$—
ii.	Series A	2021	107,883,912.00
iii.	Series A	2026	436,000,000.00
iv.	Series A	2032	250,000,000.00
v.	Series A	2035	275,290,000.00
vi.	Aggregate Outstanding Amount of all Series A Bonds		$1,069,173,912.00
vii.	Excess Funds Subaccount Balance		692,895.35
viii.	Capital Subaccount Balances		6,471,450.00
ix.	Aggregate Collection Account Balance		$7,164,345.35
6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$—
ii.	Capital Subaccount	—
iii.	Total Withdrawals	$—
7. Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Series A	2018	$—
	Series A	2021	—
	Series A	2026	—
	Series A	2032	—
	Series A	2035	—
	Total		$—
ii.	Semi-annual Principal
	Series A	2018	$—
	Series A	2021	—
	Series A	2026	—
	Series A	2032	—
	Series A	2035	—
	Total		$—
8. Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—
9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$—

Exhibit 99.1
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	August 24, 2020	DUKE ENERGY FLORIDA, LLC,
as Servicer

	By:	/s/ Michael O'Keeffe
Michael O'Keeffe
Director, Electric Utilities and Infrastructure